Income Taxes - Income tax reconciliation (Details) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021
Income Taxes
Canadian statutory income tax rate	26.50%	26.50%
Provision for income taxes at the Canadian statutory income tax rate	$ 453.7	$ 1,164.0
Non-taxable investment income	(25.6)	(149.4)
Tax rate differential on income and losses outside Canada	(50.9)	(399.1)
Change in unrecorded tax benefit of losses and temporary differences	0.8	67.2
Change in tax rate for deferred income taxes	6.6	0.3
Recovery relating to prior years	1.7	4.3
Foreign exchange effect	(17.1)	(23.0)
Other including permanent differences	56.0	61.7
Provision for income taxes	$ 425.2	$ 726.0